Capital Management - Summary of Authorized Shares, Issued and Fully Paid-up Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	285,475,136	295,991,665
Share Capital, Beginning balance	295,991,665	296,029,870
i) Issue of common shares at USD 0.002	1,067,176	663,897
ii) Warrant excercise		6,334,134
iii) Repurchase of shares	(11,583,705)	(7,036,236)
Share Capital, Ending balance	285,475,136	295,991,665
Issued and fully paid up shares, Amount	$ 570	$ 591
Share Capital, Beginning balance	591	592
i) Issue of common shares at USD 0.002	2
ii) Warrant exercise		13
iii) Repurchase of shares	(23)	(14)
Share Capital, Ending balance	$ 570	$ 591
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	151,420,944	161,937,473
iii) Repurchase of shares	11,583,705
Issued and fully paid up shares, Amount	$ 302	$ 323
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid	134,054,192	134,054,192
Issued and fully paid up shares, Amount	$ 268	$ 268